Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of comprehensive income
Net income for the year, attributable to shareholders of Ultrapar	R$ 2,453,853	R$ 2,362,740	R$ 2,439,795
Net income for the year, attributable to non-controlling interests in subsidiaries	88,055	163,160	77,958
Net income for the year	2,541,908	2,525,900	2,517,753
Items that will be subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, joint ventures and associates, net of income and social contribution taxes	117,760	8,495	(7,399)
Translation adjustments of subsidiaries	(78,712)	36,134	0
Items that will not be subsequently reclassified to profit or loss:
Actuarial gains of post-employment benefits, net of income and social contribution taxes	3,865	25,218	(32,971)
Total comprehensive income for the year	2,584,821	2,595,747	2,477,383
Total comprehensive income for the year attributable to shareholders of Ultrapar	2,462,996	2,422,844	2,413,929
Total comprehensive income for the year attributable to non-controlling interests in subsidiaries	R$ 121,825	R$ 172,903	R$ 63,454